TAXATION (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
TAXATION
Income (loss) for the year	$ (3,473,539)	$ (2,436,802)	$ (910,464)
Income tax expense	0	0	0
Income (loss) excluding income tax	(3,473,539)	(2,436,802)	(910,464)
Income tax expense (recovery) using the Company's domestic tax rate	(938,000)	(658,000)	(246,000)
Effect of tax rates in foreign jurisdiction	0	0	(1,000)
Non-deductible expenses and other	474,000	557,000	267,963
Differences in statutory tax rates and deferred tax rates	0	0	0
Changes in unrecognized temporary differences	464,000	101,000	(21,000)
Current tax expense	$ 0	$ 0	$ (37)